Trade and Other Payables - Schedule of Trade and Other Payables (Details) - AUD ($)	Dec. 31, 2025	Jun. 30, 2025
Current liabilities
Trade payables	$ 540,656	$ 182,632
Accruals	21,688	100,138
Wages Payable	3,810	1,070
PAYG Withholding Payable	23,112	155,284
Superannuation Payable	18,479	23,039
Insurance Funding		109,931
Trade and other payables	$ 607,745	$ 572,094